Share-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	May 03, 2014	Feb. 01, 2014
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Stock Option Activity

A summary of stock option activity is as follows:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)
Outstanding at February 1, 2014	2,289,530	$8.26	8.8
Granted	—	$—
Exercised	—	$—
Forfeited or expired	(6,123)	$20.00

Outstanding at May 3, 2014	2,283,407	$8.23	8.6

Vested or expected to vest at May 3, 2014	2,277,410	$8.23

Exercisable at May 3, 2014	318,464	$5.89

A summary of stock option activity for fiscal 2013 is as follows:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)
Outstanding at February 2, 2013	1,978,943	$4.09	7.0
Granted	1,092,991	$11.15
Exercised	(518,982)	$0.27
Forfeited or expired	(263,422)	$4.68

Outstanding at February 1, 2014	2,289,530	$8.26	8.8

Vested or expected to vest at February 1, 2014	2,289,530	$8.26

Exercisable at February 1, 2014	318,464	$5.89